================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                  June 30, 2001
                               ------------------

                                 The Value Line
                                   Fund, Inc.





                                   [GRAPHIC]
                                   VALUE LINE
                                    No-Load
                                  Mutual Funds

The Value Line Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The investment climate that prevailed during the first six months of 2001 began to unfold during last year's fourth quarter. We saw the U.S. economy weaken (due to the Fed's tighter monetary policy, higher energy prices, and the reduction in liquidity) following the Y2K event, among several other factors, and thought that corporate profits would be under some pressure for the foreseeable future.

Stock prices, then, began moving down last fall, and dropped pretty much in a straight line until the end of March. We got a noticeable relief rally in April and early May, but stocks have traded in a narrow range for the balance of the second quarter.

In a challenging market environment, it's not surprising that the Value Line Fund posted negative performance during this year's first half. Our total return from January 1st through June 30th was -6.97%, which was slightly behind the -6.70% (including reinvested dividends) achieved by the unmanaged Standard & Poor's 500 Index.(1)

Two notable strategic initiatives were pursued during the first half of 2001. The first concerns technology stocks. Like most growth portfolios, the Fund normally maintains an above-market weighting in the tech sector, which we define to include computer hardware and software, semiconductors, telecommunications equipment, and similar electronics and precision instruments. But thus far, 2001 has not been a normal environment, with most stocks in the sector dropping precipitously from levels attained in the middle of 2000. As those prices fell, and as the companies' earnings failed to meet estimates (and earnings estimates were scaled back), nearly the entire tech sector fell within the Value Line Timeliness Ranking System, our principal stock-selection model. In accordance with our discipline, we sell stocks that fail to meet certain ranking criteria. Over the first half of 2001, this list has included such significant holdings as Dell Computer, Intel, Cisco Systems, and Applied Materials. As a result, the portfolio is now underweighted in tech vis a vis the S&P 500.

The second initiative addresses the cash that was generated by selling all those tech positions. Some of that cash has simply accumulated, as a cushion against market volatility and as a reservoir to fund opportunistic purchases. We ended the quarter with about 10% of the portfolio's assets in cash. Most of the new cash was plowed back into new stocks, mostly retailers and other consumer stocks. While the economy has been weak, the consumer sector (which accounts for about two-thirds of GDP) has remained relatively vibrant, and quality stocks in this sector have become an important portfolio component.

The market has not yet responded to the aggressive monetary ease engineered by the Federal Reserve since January 3, 2001. However, we believe that over the third and fourth quarters, investors and the equity market will respond positively. Though the timing of these events is difficult to predict with accuracy, we are optimistic that a better climate for growth investors isn't too far in the future.

We look forward to writing a more upbeat letter six months from now.

                     Sincerely,


                     /s/ Jean Bernhard Buttner
                     Jean Bernhard Buttner
                     Chairman and President

July 24, 2001

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.
--------------------------------------------------------------------------------
2

                                                       The Value Line Fund, Inc.

Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economy, which decelerated markedly during the opening six months of this year, with growth easing to less than 1% during the second quarter alone, now appears to be in the process of bottoming out. Indeed, going forward, we would expect the succession of interest rate cuts that have been effected by the Federal Reserve, along with any that are likely to follow, the recently uneven comeback by the equities markets, the continued high levels of consumer confidence, and the further working down of excess inventories to combine to set into motion a slow and, at first, uneven business recovery.

We think that growth in the nation's gross domestic product will total 1%-2% during the third quarter, improve to the 2%-3% range in the final three months of this year, and then average 3%, or slightly more, in 2002.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing, which continues to be rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in consumer and industrial demand arising from the weak economy, is now also being underpinned by recent reductions in energy costs and commodity prices. To be sure, as the economy improves, some increase in pricing pressure will evolve over the next year. But absent a more vigorous business recovery than we now expect, inflation should remain muted over the next six to 12 months, at least.

Finally, the Federal Reserve, which has been most supportive with six interest rate reductions thus far this year, is likely to again come to the aid of a stumbling economy with one or more additional rate cuts over the summer and perhaps in the fall, as the nation's central bank strives to hopefully prevent the first domestic recession (i.e., consecutive quarters of declining gross domestic products) in more than a decade.

*Performance Data:

                                                         Growth of
                                            Average     an Assumed
                                            Annual     Investment of
                                         Total Return     $10,000
                                           ---------     ---------
 1 year ended 6/30/2001 ..............      -20.80%        $ 7,920
 5 years ended 6/30/2001 .............       +9.32%        $15,612
10 years ended 6/30/2001 .............      +12.43%        $32,260

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
                                                                               3

The Value Line Fund, Inc.

Portfolio Highlights at June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
Ten Largest Holdings


                                                                                  Value        Percentage
Issue                                                             Shares     (in thousands)   of Net Assets
-----------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc. ........................................     305,000       $16,165          4.7%
Omnicom Group, Inc. ..........................................     175,000        15,050          4.4
American International Group, Inc. ...........................     150,000        12,900          3.7
Amgen Inc. ...................................................     190,000        11,529          3.4
Kohl's Corp. .................................................     170,000        10,664          3.1
Citigroup, Inc. ..............................................     200,000        10,568          3.1
Harley-Davidson, Inc. ........................................     200,000         9,416          2.7
AES Corp. (The) ..............................................     200,000         8,610          2.5
HCA-The Healthcare Company ...................................     180,000         8,134          2.4
Fifth Third Bancorp ..........................................     135,000         8,107          2.4

Five Largest Industry Categories
                                                                   Value       Percentage
Industry                                                      (in thousands)  of Net Assets
-----------------------------------------------------------------------------------------------------------

Financial Services-Diversified ...............................    $ 33.166         9.6%
Retail Store .................................................      22,745         6.6
Computer Software & Services .................................      20,784         6.0
Retail-Special Lines .........................................      19,564         5.7
Biotechnology ................................................      16,422         4.8

Five Largest Security Purchases*
                                                                    Cost
Issue                                                          (in thousands)
-----------------------------------------------------------------------------------------------------------

Lehman Brothers Holdings, Inc. ...............................     $ 4,028
Boeing Co. ...................................................       3,721
Federal National Mortgage Association ........................       2,802
Cardinal Health, Inc. ........................................       2,776
Colgate-Palmolive Co. ........................................       2,729

Five Largest Security Sales*
                                                                   Proceeds
Issue                                                           (in thousands)
-----------------------------------------------------------------------------------------------------------

EMC Corp. ....................................................     $ 6,786
Tellabs, Inc. ................................................       6,546
Intel Corp. ..................................................       6,502
Dell Computer Corp. ..........................................       6,416
Schwab (Charles) Corp. .......................................       5,634

*    For the six month period ended 06/30/01

--------------------------------------------------------------------------------
4

                                                       The Value Line Fund ,Inc.

Schedule of Investments (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------
                                                                      Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (89.4%)

          ADVERTISING (4.4%)
 175,000  Omnicom Group, Inc......................................... $ 15,050

          AEROSPACE/
            DEFENSE (1.0%)
  60,000  Boeing Co..................................................    3,336

          BANK (3.8%)
  75,000  BB&T Corp..................................................    2,752
 120,000  State Street Corp..........................................    5,939
  75,000  Zions Bancorporation.......................................    4,425
                                                                      --------
                                                                        13,116

          BANK-MIDWEST (3.3%)
 135,000  Fifth Third Bancorp........................................    8,107
 145,000  U.S. Bancorp...............................................    3,304
                                                                      --------
                                                                        11,411

          BEVERAGE-
            SOFT DRINK (0.6%)
  45,000  PepsiCo, Inc...............................................    1,989

          BIOTECHNOLOGY (4.8%)
 190,000  Amgen Inc*.................................................   11,529
  90,000  Biogen, Inc.*..............................................    4,893
                                                                      --------
                                                                        16,422

          BUILDING
            MATERIALS (0.2%)
  34,300  Dal -Tile International Inc.* .............................      636

          COMPUTER AND
            PERIPHERALS (2.1%)
  64,000  International Business
            Machines Corp............................................    7,232

          COMPUTER SOFTWARE &
            SERVICES (6.0%)
 120,000  Adobe Systems, Inc.........................................    5,640
  75,000  Fiserv, Inc.*..............................................    4,798
  70,000  Microsoft Corp.*...........................................    5,110
  90,000  Oracle Corp.*..............................................    1,710
  60,000  Paychex, Inc...............................................    2,400
  24,000  Siebel Systems, Inc.*......................................    1,126
                                                                      --------
                                                                        20,784

          DIVERSIFIED
            COMPANIES (1.6%)
 100,000  Tyco International Ltd.....................................    5,450

          DRUG (2.6%)
  46,000  Merck & Co., Inc...........................................    2,940
 150,000  Pfizer, Inc................................................    6,007
                                                                      --------
                                                                         8,947

          E-COMMERCE (0.3%)
  33,000  BEA Systems, Inc.*.........................................    1,013

          ELECTRICAL
            EQUIPMENT (2.1%)
 150,000  General Electric Co........................................    7,313

          ELECTRONICS (0.2%)
  29,400  Flextronics
            International Ltd.*......................................      768

          ENTERTAINMENT (4.7%)
 305,000  AOL Time Warner, Inc.*.....................................   16,165

          FINANCIAL SERVICES-
            DIVERSIFIED (9.6%)
 150,000  American International
            Group, Inc...............................................   12,900
  45,000  Capital One Financial Corp.................................    2,700
 200,000  Citigroup, Inc.............................................   10,568
  40,000  Federal Home Loan
            Mortgage Corp............................................    2,800


--------------------------------------------------------------------------------
                                                                               5

The Value Line Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------
                                                                      Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

          FINANCIAL SERVICES-
            DIVERSIFIED (9.6%)
            (continued)
 35,000   Federal National Mortgage
            Association.............................................. $  2,980
 17,800   Hartford Financial Services
            Group, Inc. (The)........................................    1,218
                                                                      --------
                                                                        33,166

          GROCERY (1.6%)
 115,000  Safeway Inc.*..............................................    5,520

          HOUSEHOLD
            PRODUCTS (0.8%)
  45,000  Colgate-Palmolive Co.......................................    2,655

          INSURANCE-LIFE (0.9%)
  95,000  UnumProvident Corp.........................................    3,051

          MEDICAL SERVICES (3.7%)
 180,000  HCA-The Healthcare
            Company..................................................    8,134
  30,000  Laboratory Corp.  of
            America Holdings*........................................    2,307
  52,000  Universal Health
            Services, Inc.*..........................................    2,366
                                                                      --------
                                                                        12,807

          MEDICAL SUPPLIES (4.6%)
  62,000  Biomet, Inc................................................    2,980
  41,250  Cardinal Health, Inc.......................................    2,846
  45,500  Fisher Scientific
            International, Inc.*.....................................    1,319
  80,000  Johnson & Johnson..........................................    4,000
 100,000  Medtronic, Inc.............................................    4,601
                                                                      --------
                                                                        15,746

          METALS & MINING-
            GENERAL (1.3%)
 110,000  Alcoa, Inc.................................................    4,334

          OILFIELD SERVICES/
            EQUIPMENT (1.1%)
  80,000  BJ Services Co.*...........................................    2,270
  45,000  Noble Drilling Corp.*......................................    1,474
                                                                      --------
                                                                         3,744

          PETROLEUM-
            PRODUCING (1.5%)
  40,000  Anadarko Petroleum Corp....................................    2,161
  60,000  Apache Corp................................................    3,045
                                                                      --------
                                                                         5,206

          PHARMACY (1.1%)
 100,000  CVS Corp...................................................    3,860

          POWER INDUSTRY (2.5%)
 200,000  AES Corp. (The)*...........................................    8,610

          RECREATION (3.3%)
 200,000  Harley-Davidson, Inc.......................................    9,416
 100,000  Mattel, Inc................................................    1,892
                                                                      --------
                                                                        11,308

          RESTAURANT (0.6%)
  75,000  Cheesecake Factory, Inc. (The)*                                2,123

          RETAIL BUILDING
            SUPPLY (1.3%)
  60,000  Lowe's Companies, Inc......................................    4,353

          RETAIL-SPECIAL
            LINES (5.7%)
 110,000  AnnTaylor Stores Corp.*....................................    3,938
 250,000  Bed Bath & Beyond Inc.*....................................    7,800
  95,000  Gap, Inc. (The)............................................    2,755
 140,000  Tiffany & Co...............................................    5,071
                                                                      --------
                                                                        19,564

--------------------------------------------------------------------------------
6

                                                       The Value Line Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------
                                                                      Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

          RETAIL STORE (6.6%)
 124,000  Costco Wholesale Corp.*....................................  $ 5,094
 170,000  Kohl's Corp.*..............................................   10,664
  75,000  Target Corp................................................    2,595
  90,000  Wal-Mart Stores, Inc.......................................    4,392
                                                                      --------
                                                                        22,745

          SECURITIES
            BROKERAGE (1.3%)
  60,000  Lehman Brothers
            Holdings, Inc. ..........................................    4,665

          TELECOMMUNICATIONS
            EQUIPMENT (1.7%)
 100,000  QUALCOMM Incorporated*.....................................    5,848

          TELECOMMUNICATION
            SERVICES (0.8%)
  25,000  Telephone & Data Systems, Inc..............................    2,719

          THRIFT (1.0%)
   7,500  Golden West Financial Corp.................................      482
  75,000  Washington Mutual, Inc.....................................    2,816
                                                                      --------
                                                                         3,298

          TOBACCO (0.7%)
  51,500  Philip Morris Companies, Inc. .............................    2,614
                                                                      --------

          TOTAL COMMON STOCKS
          AND TOTAL INVESTMENT
          SECURITIES (89.4%)
          (Cost $190,849,000) .......................................  307,568
                                                                      --------



                                                                       Value
  Principal                                                        (in thousands
   Amount                                                           except per
(in thousands)                                                     share amount)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (11.5%)
(including accrued interest)
 $13,200  Collateralized by $10,730,000
            U.S. Treasury Bonds 7.875%,
            due 2/15/21, with a value of
            $13,506,000 (with Morgan Stanley,
            Dean Witter & Co., 3.85%, dated
            6/29/01, due 7/2/01, delivery
            value $13,204,235)....................................... $ 13,203
  13,200  Collateralized by $12,978,000
            U.S. Treasury Bonds 6%,
            due 2/15/26, with a value of
            $13,412,000 (with UBS
            Warburg LLC, 3.88%, dated
            6/29/01, due 7/2/01, delivery
            value $13,204,268).......................................   13,203
  13,100  Collateralized by $12,150,000
            U.S. Treasury Notes 6.50%,
            due 2/15/10, with a value
            of $13,334,000 (with State
            Street Bank and Trust
            Company, 3.85%, dated
            6/29/01, due 7/2/01, delivery
            value $13,104,203).......................................   13,103
                                                                      --------
                                                                        39,509

LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS (-0.9%) ..........................................   (2,896)
                                                                      --------

NET ASSETS (100%) ................................................... $344,181
                                                                      ========
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($344,181,337 / 17,309,356 shares of
capital stock outstanding) .......................................... $  19.88
                                                                      ========


* Non-income producing.


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                               7

The Value Line Fund, Inc.

Statement of Assets
and Liabilities at June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                  (In thousands
                                                                except per share
                                                                     amount)
                                                                ----------------
Assets:
Investment securities, at value
  (Cost--$190,849) ..................................................$ 307,568
Repurchase agreements
  (Cost--$39,509) ...................................................   39,509
Cash ................................................................       36
Dividends receivable ................................................      165
Receivable for capital shares sold ..................................       23
Prepaid expenses ....................................................        5
                                                                     ---------
      Total Assets ..................................................  347,306
                                                                     ---------
Liabilities:
Payable for securities purchased ....................................    2,729
Payable for capital shares repurchased...............................       63
Accrued expenses:
  Advisory fee ......................................................      189
  Service and distribution plan
    fees payable.....................................................       71
  Other .............................................................       73
                                                                     ---------
      Total Liabilities .............................................    3,125
                                                                     ---------
Net Assets ..........................................................$ 344,181
                                                                     =========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
  17,309,356 shares) ................................................ $ 17,309
Additional paid-in capital ..........................................  189,510
Accumulated net investment loss .....................................     (360)
Undistributed net realized gain
  on investments.....................................................   21,003
Net unrealized appreciation
  of investments ....................................................  116,719
                                                                     ---------
Net Assets ..........................................................$ 344,181
                                                                     =========
Net Asset Value, Offering and
  Redemption Price per Outstanding
  Share ($344,181,337 / 17,309,356
  shares outstanding) ...............................................$   19.88
                                                                     =========


Statement of Operations
for the six months ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                   ------------
Investment Income:
Dividends ...........................................................    $ 776
Interest ............................................................      699
                                                                     ---------
      Total Income ..................................................    1,475
                                                                     ---------
Expenses:
Advisory fee ........................................................    1,178
Service and distribution plan fees ..................................      444
Transfer agent fees .................................................       89
Auditing and legal fees .............................................       25
Postage .............................................................       24
Custodian fees ......................................................       21
Telephone ...........................................................       14
Registration and filing fees ........................................       12
Directors' fees and expenses ........................................       12
Printing ............................................................       10
Insurance, dues and other ...........................................        7
                                                                     ---------
      Total Expenses before
        Custody Credits .............................................    1,836
      Less: Custody Credits .........................................       (1)
                                                                     ---------
      Net Expenses ..................................................    1,835
                                                                     ---------
Net Investment Loss .................................................     (360)
                                                                     ---------
Net Realized and Unrealized Gain
  (Loss) on Investments:
      Net Realized Gain .............................................   20,855
      Change in Net Unrealized
        Appreciation ................................................  (47,946)
                                                                     ---------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ....................................................  (27,091)
                                                                     ---------
Net Decrease in Net Assets
  from Operations ................................................... $(27,451)
                                                                     =========


See Notes to Financial Statements.


--------------------------------------------------------------------------------
8

                                                       The Value Line Fund, Inc.

Statement of Changes in Net Assets
for the six months ended June 30, 2001 (unaudited)
and for the year ended December 31, 2000
--------------------------------------------------------------------------------

                                                                         Six Months Ended          Year Ended
                                                                          June 30, 2001           December 31,
                                                                           (unaudited)                2000
                                                                          ----------------------------------
                                                                                 (In thousands)
Operations:
  Net investment loss ................................................    $    (360)               $  (1,243)
  Net realized gain on investments ...................................       20,855                    6,153
  Change in net unrealized appreciation ..............................      (47,946)                 (75,441)
                                                                          ----------------------------------
  Net decrease in net assets from operations .........................      (27,451)                 (70,531)
                                                                          ----------------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions .....................         --                    (15,087)
                                                                          ----------------------------------

Capital Share Transactions:
  Proceeds from sale of shares .......................................       86,844                  386,212
  Proceeds from reinvestment of distributions to shareholders ........         --                     14,226
  Cost of shares repurchased .........................................     (101,618)                (423,879)
                                                                          ----------------------------------
  Decrease from capital share transactions ...........................      (14,774)                 (23,441)
                                                                          ----------------------------------
Total Decrease in Net Assets .........................................      (42,225)                (109,059)

Net Assets:
  Beginning of period ................................................      386,406                  495,465
                                                                          ----------------------------------
  End of period ......................................................    $ 344,181                $ 386,406
                                                                          ==================================
Accumulated net investment loss, at end of period ....................    $    (360)               $    --
                                                                          ==================================


See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securiites are valued at amortized cost.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
10

                                                       The Value Line Fund, Inc.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

2.   Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                      Six Months
                                                         Ended       Year Ended
                                                     June 30, 2001  December 31,
                                                      (unaudited)       2000
                                                      ------------------------
Shares sold ................................           4,295            15,085
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ........................              --               658
                                                      ------------------------
                                                       4,295            15,743
Shares repurchased .........................           5,064            16,540
                                                      ------------------------
Net decrease ...............................            (769)             (797)
                                                      ========================
Distributions per share from
  net realized gains .......................          $   --           $   .86
                                                      ========================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                         Six Months Ended
                                                           June 30, 2001
                                                            (unaudited)
                                                          --------------
                                                          (in thousands)
Purchases:
Investment Securities ......................                 $ 51,923
                                                             ========
Sales:
Investment Securities ......................                 $ 90,119
                                                             ========

At June 30, 2001, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $230,358,000. The aggregate appreciation and depreciation of investments at June 30, 2001, based on a comparison of investment values and their costs for federal income tax purposes was $124,055,000 and $7,336,000, respectively, resulting in a net appreciation of $116,719,000.

During the year ended December 31, 2000, as permitted under federal income tax regulations, the Fund elected to defer $2,120,000 of Post-October net capital losses to the current taxable year.

4.   Investment  Advisory  Contract,   Management  Fees  and  Transactions  With
     Affiliates

An advisory fee of $1,178,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2001. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for sevicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June, 30, 2001, fees amounting to $444,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the six months ended June 30, 2001, the Fund paid brokerage commissions totalling $80,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 683,309 shares of the Fund's capital stock, representing 3.9% of the outstanding shares at June 30, 2001. In addition, certain officers and directors of the Fund owned 168,616 shares of the Fund, representing 1% of the outstanding shares.

--------------------------------------------------------------------------------
                                                                              11

The Value Line Fund, Inc.


Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                           Six Months
                                             Ended                                  Years Ended December 31,
                                          June 30, 2001     ------------------------------------------------------------------------
                                           (unaudited)          2000          1999            1998           1997            1996
                                           -----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $   21.37        $   26.25      $   22.65       $   19.29     $   19.29      $   17.63
                                           -----------------------------------------------------------------------------------------
  Income (loss) from investment
    operations:
  Net investment income (loss) ......          (0.02)            (.07)          (.02)            .03           .14            .11
  Net gains or losses on securities
    (both realized and unrealized) ..          (1.47)           (3.95)          5.98            3.85          3.79           3.88
Total from investment operations ..            (1.49)           (4.02)          5.96            3.88          3.93           3.99
                                           -----------------------------------------------------------------------------------------

  Less distributions:
    Dividends from net
      investment income .............             --               --             --            (.03)         (.14)          (.11)
    Distributions from capital gains              --             (.86)         (2.36)           (.49)        (3.79)         (2.22)
                                           -----------------------------------------------------------------------------------------
    Total distributions .............             --             (.86)         (2.36)           (.52)        (3.93)         (2.33)
                                           -----------------------------------------------------------------------------------------
Net asset value, end of period ......      $   19.88        $   21.37      $   26.25       $   22.65     $   19.29      $   19.29
                                           =========================================================================================
Total return ........................          -6.97%+         -15.35%         26.74%          20.25%        21.59%         22.52%
                                           =========================================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ....................      $ 344,181        $ 386,406      $ 495,465       $ 418,439     $ 382,431      $ 348,871
Ratio of expenses to
  average net assets ................           1.03%*(1)         .89%(1)        .76%(1)         .77%          .78%           .80%
Ratio of net investment income (loss)
  to average net assets .............           (.20)%*          (.27)%         (.09)%           .16%          .63%           .55%
Portfolio turnover rate .............             16%+             17%            36%             98%           68%            54%


*    Annualized.

+    Not annualized.

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Alan N. Hoffman
                      Vice President
                      Philip J. Orlando
                      Vice President
                      Stephen E. Grant
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #518473